Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

a.	On February 27, 2025, the Company entered into a securities purchase agreement (the “SPA”) with a certain investor (“the Investor”), whereby the Investor purchased, following true-up adjustment: (i) 192,660 ADSs, each representing one hundred (100) ordinary shares, no par value, at a final offering price of $1.1391 per ADS, (ii) warrants to purchase up to 1,097,358 ADSs with an exercise price of $2.00 per ADS, and (iii) pre-funded warrants to purchase up to 904,698 ADSs, where the purchase of ADSs pursuant to the SPA would have otherwise resulted in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding ADSs immediately following the consummation of the SPA. The Investor purchased each pre-funded warrant for $1.139. Each of the pre-funded warrants is exercisable for one ADS at an exercise price of $0.0001 per ADS, is immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The warrants and pre-funded warrants were classified as equity.

b.

On February 27, 2025, the Company entered into an At-the-Money Offering Agreement (“ATMOA”) with the Investor, establishing an $8 million equity line of credit with the Investor. Pursuant to the ATMOA, the Company shall have the right, but not the obligation, to issue to the Investor, and the Investor is obligated to purchase upon notification, up to $0.5 million in ADSs (unless mutually agreed on an amount of up to $3 million) at any one time, and $8 million in total over the duration of the ATMOA. The purchase price in respect of any purchase notice shall equal 6% less than the lowest dollar volume-weighted average price of the ADSs during the five business days prior to the closing of any purchase thereunder.

In consideration for the Investor’s execution and delivery of the ATMOA, the Company agreed to pay the Investor a commitment fee equal to 2% of the line of credit within three business days of the effective date of the registration statement to be filed by the Company to register ADSs that may be issued pursuant to the ATMOA. At the Company’s election, the commitment fee is payable in (i) cash or (ii) ADSs (based on the dollar volume-weighted average price of the ADSs on the business day immediately preceding the issuance date).

The ATMOA cannot be used to the extent that it would require the allocation of ADSs, if those ADSs, when aggregated with all other ADSs and ordinary shares then beneficially owned by the Investor and its affiliates, would result in the Investor and its affiliates having beneficial ownership of more than 4.99% of the voting power of the Company and the number of ordinary shares and ADSs outstanding immediately after their allocation.

The ATMOA will automatically terminate on the earlier of (i) June 30, 2026; (ii) the date on which the ADSs cease trading on the Nasdaq; and (iii) the date on which the Investor has purchased $8 million worth of ADSs pursuant to the ATMOA.

c.	Since January 1, 2025, we have sold 169,534 ADSs for gross proceeds of approximately $278 thousand and net proceeds of approximately $265 thousand under an At-the-Money offering detailed in Note 10 above, with underwriter fees of approximately $13 thousand.

d.	On March 20, 2025, as part of the Company’s cost-reduction strategy, the Company signed an agreement with a third party in regards with the lease agreement of the laboratory and offices of the Company, originally signed in 2021. The original lease was signed for a four-year term with an option to extend the lease for an additional four-year term. According to the agreement, the third party will take over the lease agreement from the Company and sublease the property to the Company for a reduced amount, effectively reducing the Company’s rental expenses by about 50% between March and November 2025, and will compensate the Company for waivers on the part of the Company, which will not exercise its aforementioned option. The termination of the agreement in November 2025 with regard to the Company is expected to eliminate the right-of-use asset and the lease liability, which are valued at USD 2.8 million and USD 2.4 million, respectively, as of December 31, 2024.